Cover	Jan. 18, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39448
Entity Registrant Name	New York City REIT, Inc.
Entity Central Index Key	0001595527
Entity Tax Identification Number	46-4380248
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue, 30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	New York City REIT, Inc.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	NYC
Security Exchange Name	NYSE
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE